Intangible assets and goodwill (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	$ 224,216,000	$ 151,759,000
Additions	2,856,000	78,376,000
Other increases / decreases for foreign currency	(6,000)	(6,000)
Decreases through sale	(1,314,000)
Impairment	(1,053,000)	(4,990,000)	$ 1,164,000
Other increases (decreases)	2,479,000	2,285,000
Amortization	(4,094,000)	(3,208,000)
Total increases (decreases)	(1,132,000)	72,457,000
Final balance	223,084,000	224,216,000	151,759,000
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	256,049,000	172,589,000
Additions	2,856,000	78,376,000
Other increases / decreases for foreign currency	(9,000)	(10,000)
Decreases through sale	(1,314,000)
Other increases (decreases)	2,735,000	5,094,000
Total increases (decreases)	4,268,000	83,460,000
Final balance	260,317,000	256,049,000	172,589,000
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(31,833,000)	(20,830,000)
Other increases / decreases for foreign currency	3,000	4,000
Impairment	(1,053,000)	(4,990,000)
Other increases (decreases)	(256,000)	(2,809,000)
Amortization	(4,094,000)	(3,208,000)
Total increases (decreases)	(5,400,000)	(11,003,000)
Final balance	(37,233,000)	(31,833,000)	(20,830,000)
Indeifinite Intangible assets [Member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	34,866,000	37,972,000
Additions	0	0
Other increases / decreases for foreign currency	0	0
Impairment	(140,000)	(3,254,000)
Other increases (decreases)	0	148,000
Amortization	0	0
Total increases (decreases)	(140,000)	(3,106,000)
Final balance	38,120,000	34,866,000	37,972,000
Indeifinite Intangible assets [Member] | Gross carrying amount [member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	38,120,000	37,972,000
Additions		0
Other increases / decreases for foreign currency		0
Other increases (decreases)		148,000
Total increases (decreases)		148,000
Final balance		38,120,000	37,972,000
Indeifinite Intangible assets [Member] | Accumulated depreciation and amortisation [member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(3,254,000)	0
Other increases / decreases for foreign currency	0	0
Impairment	(140,000)	(3,254,000)
Other increases (decreases)	0	0
Amortization	0	0
Total increases (decreases)	(140,000)	(3,254,000)
Final balance	(3,394,000)	(3,254,000)	0
IT programs [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	4,568,000	5,291,000
Additions	2,606,000	1,159,000
Other increases / decreases for foreign currency	(4,000)	(1,000)
Impairment	0	0
Other increases (decreases)	2,479,000	999,000
Amortization	(3,638,000)	(2,880,000)
Total increases (decreases)	1,443,000	(723,000)
Final balance	6,011,000	4,568,000	5,291,000
IT programs [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	29,137,000	25,060,000
Additions	2,606,000	1,159,000
Other increases / decreases for foreign currency	(7,000)	(5,000)
Other increases (decreases)	2,735,000	2,923,000
Total increases (decreases)	5,334,000	4,077,000
Final balance	34,471,000	29,137,000	25,060,000
IT programs [member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(24,569,000)	(19,769,000)
Other increases / decreases for foreign currency	3,000	4,000
Impairment	0	0
Other increases (decreases)	(256,000)	(1,924,000)
Amortization	(3,638,000)	(2,880,000)
Total increases (decreases)	(3,891,000)	(4,800,000)
Final balance	(28,460,000)	(24,569,000)	(19,769,000)
Intellectual property rights, patents and other industrial property rights, service, Finite [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	151,000	189,000
Additions	5,000	5,000
Other increases / decreases for foreign currency	0	(1,000)
Impairment	0	(7,000)
Other increases (decreases)	0	0
Amortization	(35,000)	(35,000)
Total increases (decreases)	(30,000)	(38,000)
Final balance	121,000	151,000	189,000
Intellectual property rights, patents and other industrial property rights, service, Finite [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	1,254,000	1,250,000
Additions	5,000	5,000
Other increases / decreases for foreign currency	0	(1,000)
Other increases (decreases)	0	0
Total increases (decreases)	5,000	4,000
Final balance	1,259,000	1,254,000	1,250,000
Intellectual property rights, patents and other industrial property rights, service, Finite [member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(1,103,000)	(1,061,000)
Other increases / decreases for foreign currency	0	0
Impairment	0	(7,000)
Other increases (decreases)	0	0
Amortization	(35,000)	(35,000)
Total increases (decreases)	(35,000)	(42,000)
Final balance	(1,138,000)	(1,103,000)	(1,061,000)
Mining Property Water Rights And Rights Of Way [Member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	183,349,000
Additions	227,000
Other increases / decreases for foreign currency	(2,000)
Decreases through sale	(1,314,000)
Other increases (decreases)	0
Total increases (decreases)	(1,089,000)
Final balance	182,260,000	183,349,000
Mining Property Water Rights And Rights Of Way [Member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	181,620,000	104,858,000
Additions	227,000	77,201,000
Other increases / decreases for foreign currency	(2,000)	(4,000)
Decreases through sale	(1,314,000)
Impairment	(913,000)	(1,729,000)
Other increases (decreases)	0	1,294,000
Amortization	0	0
Total increases (decreases)	(2,002,000)	76,762,000
Final balance	179,618,000	181,620,000	104,858,000
Mining Property Water Rights And Rights Of Way [Member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	183,349,000	104,858,000
Additions		77,201,000
Other increases / decreases for foreign currency		(4,000)
Other increases (decreases)		1,294,000
Total increases (decreases)		78,491,000
Final balance		183,349,000	104,858,000
Mining Property Water Rights And Rights Of Way [Member] | Indeifinite Intangible assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(1,729,000)	0
Other increases / decreases for foreign currency	0	0
Impairment	(913,000)	(1,729,000)
Other increases (decreases)	0	0
Amortization	0	0
Total increases (decreases)	(913,000)	(1,729,000)
Final balance	(2,642,000)	(1,729,000)	0
Mining property [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	1,412,000	1,500,000
Additions	0	0
Other increases / decreases for foreign currency	0	0
Impairment	0	0
Other increases (decreases)	0	0
Amortization	(118,000)	(88,000)
Total increases (decreases)	(118,000)	(88,000)
Final balance	1,294,000	1,412,000	1,500,000
Mining property [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	1,500,000	1,500,000
Additions	0	0
Other increases / decreases for foreign currency	0	0
Other increases (decreases)	0	0
Total increases (decreases)	0	0
Final balance	1,500,000	1,500,000	1,500,000
Mining property [member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(88,000)	0
Other increases / decreases for foreign currency	0	0
Impairment	0	0
Other increases (decreases)	0	0
Amortization	(118,000)	(88,000)
Total increases (decreases)	(118,000)	(88,000)
Final balance	(206,000)	(88,000)	0
Customer-related intangible assets [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	1,573,000	1,778,000
Additions	0	0
Other increases / decreases for foreign currency	0	0
Impairment	0	0
Other increases (decreases)	0	0
Amortization	(300,000)	(205,000)
Total increases (decreases)	(300,000)	(205,000)
Final balance	1,273,000	1,573,000	1,778,000
Customer-related intangible assets [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	1,778,000	1,778,000
Additions	0	0
Other increases / decreases for foreign currency	0	0
Other increases (decreases)	0	0
Total increases (decreases)	0	0
Final balance	1,778,000	1,778,000	1,778,000
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(205,000)	0
Other increases / decreases for foreign currency	0	0
Impairment	0	0
Other increases (decreases)	0	0
Amortization	(300,000)	(205,000)
Total increases (decreases)	(300,000)	(205,000)
Final balance	(505,000)	(205,000)	0
Other Intangible Assets [Member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	26,000	171,000
Additions	18,000	11,000
Other increases / decreases for foreign currency	0	0
Impairment	0	0
Other increases (decreases)	0	(156,000)
Amortization	(3,000)	0
Total increases (decreases)	15,000	(145,000)
Final balance	41,000	26,000	171,000
Other Intangible Assets [Member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	911,000	171,000
Additions	18,000	11,000
Other increases / decreases for foreign currency	0	0
Other increases (decreases)	0	729,000
Total increases (decreases)	18,000	740,000
Final balance	929,000	911,000	171,000
Other Intangible Assets [Member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(885,000)	0
Other increases / decreases for foreign currency	0	0
Impairment	0	0
Other increases (decreases)	0	(885,000)
Amortization	(3,000)	0
Total increases (decreases)	(3,000)	(885,000)
Final balance	$ (888,000)	$ (885,000)	$ 0